UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22895

Capitol Series Trust
(Exact name of registrant as specified in charter)

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246
(Address of principal executive offices) (Zip code)

Zachary P. Richmond Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246
(Name and address of agent for service)

Registrant’s telephone number, including area code:	513-587-3400

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	Tailored Shareholder Report

Hull Tactical US ETF

(HTUS) Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report - April 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Hull Tactical US ETF (the "Fund") for the period of November 1, 2025 to April 30, 2026.  You can find additional information about the Fund at https://www.hulltacticalfunds.com/htus/documents/. You can also request this information by contacting us at (844) 484-2484.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hull Tactical US ETF	$47	0.91%

What did the Fund invest in?

Asset Type Weighting (% of net assets)

Exchange-Traded Funds
51.8%
U.S. Treasury Obligations
18.1%
Index Options
0.0%
Other Assets in Excess of Liabilities
30.1%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	30.1%
Index Options	0.0%
U.S. Treasury Obligations	18.1%
Exchange-Traded Funds	51.8%

Fund Statistics

Table Summary
Net Assets	$137,951,217
Number of Portfolio Holdings	15
Advisory Fee	$605,945
Portfolio Turnover	0%

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.

Hull Tactical US ETF - Fund (HTUS)

Semi-Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://www.hulltacticalfunds.com/htus/documents/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043026-HTUS

(b)	Not Applicable

Item 2. Code of Ethics.

Not Applicable – disclosed with annual report

Item 3. Audit Committee Financial Expert.

Not Applicable – disclosed with annual report

Item 4. Principal Accountant Fees and Services.

Not Applicable – disclosed with annual report

Item 5. Audit Committee of Listed Registrants.

Not Applicable – disclosed with annual report

Item 6. Schedule of Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) The registrant’s Financial Statements are attached herewith.

Hull Tactical US ETF

Ticker: HTUS

Semi-Annual Financial Statements and

Additional Information

April 30, 2026

LISTED ON THE CBOE BZX EXCHANGE, INC. (THE “EXCHANGE”)

Hull Tactical US ETF
Schedule of Investments
April 30, 2026 (Unaudited)

EXCHANGE-TRADED FUNDS — 51.77%	Shares	Fair Value
Exchange-Traded Funds — 51.77%
Alpha Architect 1-3 Month Box ETF	36,447	$4,247,169
SPDR S&P 500 ETF Trust(a)(b)	93,454	67,161,652
Total Exchange-Traded Funds
(Cost $56,090,967)		71,408,821

	Principal
U.S. GOVERNMENT & AGENCIES(c)(d) — 18.08%	Amount
United States Treasury Bill, 3.67%, 5/7/2026	$5,000,000	4,997,017
United States Treasury Bill, 3.65%, 5/12/2026	5,000,000	4,994,537
United States Treasury Bill, 3.66%, 5/19/2026	10,000,000	9,982,075
United States Treasury Bill, 3.57%, 7/2/2026	5,000,000	4,968,914
Total U.S. Government & Agencies
(Cost $24,943,776)		24,942,543

	Number of		Exercise	Expiration
Description	Contracts	Notional Amount	Price	Date	Fair Value
PURCHASED PUT OPTIONS — 0.01%
S&P 500 Index	40	$2,234,793,100	$5,780.00	May 2026	3,100
S&P 500 Index	40	10,092,614,000	6,505.00	May 2026	14,000
Total Purchased Put Options
(Cost $370,068)					17,100
Total Purchased Options
(Cost $370,068)					17,100
Total Investments — 69.86%
(Cost $81,404,811)					96,368,464
Other Assets in Excess of Liabilities — 30.14%					41,582,753
Net Assets — 100.00%					$137,951,217

(a)	Securities, or a portion thereof, have been pledged as collateral on open future contracts and/or written options contracts. The total collateral pledged is $67,773,789.

(b)	Represents an investment greater than 25% of the Fund’s net assets. Performance of the Fund may be adversely impacted by concentrated investments in securities. As of April 30, 2026, the percentage of net assets invested in SPDR S&P 500 ETF was 48.7% of the Fund. The financial statements and portfolio holdings for this security can be found at www.sec.gov.

(c)	The rate shown represents effective yield at time of purchase.

(d)	Non-income producing security.

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

See accompanying notes which are an integral part of these financial statements.

Hull Tactical US ETF
Schedule of Open Written Option Contracts
April 30, 2026 (Unaudited)

	Number of		Exercise	Expiration
Description	Contracts	Notional Amount	Price	Date	Fair Value
Written Put Options (0.01)%
S&P 500 Index	(20)	$(2,919,649,050)	$6,295.00	May 2026	$(4,050)
S&P 500 Index	(60)	(11,137,920,450)	$6,395.00	May 2026	(15,450)
Total Written Put Options (Premiums Received $208,212)					(19,500)
Total Written Options (Premiums Received $208,212)					$(19,500)

See accompanying notes which are an integral part of these financial statements.

Hull Tactical US ETF
Schedule of Futures Contracts
April 30, 2026 (Unaudited)

					Value and
					Unrealized
					Appreciation
	Contracts	Expiration Date	Notional Value	Value	(Depreciation)
LONG
CONTRACTS
Cboe Volatility
Index Future	153	July 2026	$3,520,075	$3,298,007	$(222,068)
Cboe Volatility
Index Future	203	August 2026	4,495,530	4,435,550	(59,980)
CME E-Mini
S&P 500 Index
Future	165	June 2026	57,421,674	59,760,937	2,339,263
					2,057,215

SHORT
CONTRACTS
Cboe Volatility
Index Future	(81)	May 2026	$(1,798,348)	$(1,577,669)	$220,679
Cboe Volatility
Index Future	(104)	June 2026	(2,194,623)	(2,147,111)	47,512
					268,191
Total Futures					$2,325,406

See accompanying notes which are an integral part of these financial statements.

Hull Tactical US ETF
Statement of Assets and Liabilities
April 30, 2026 (Unaudited)

Assets
Investments in securities at fair value (cost $81,404,811)	$96,368,464
Cash and cash equivalents	27,436,414
Deposit at broker for futures contracts	14,178,112
Receivable for net variation margin on futures contracts	3,978
Interest receivable	58,164
Total Assets	138,045,132
Liabilities
Written options, at value (premiums received $208,212)	19,500
Payable to Adviser	74,415
Total Liabilities	93,915
Net Assets	$137,951,217
Net Assets consist of:
Paid-in capital	$116,491,846
Accumulated earnings	21,459,371
Net Assets	$137,951,217
Shares outstanding (unlimited number of shares authorized, no par value)	3,275,000
Net asset value, offering and redemption price per share	$42.12

See accompanying notes which are an integral part of these financial statements.

Hull Tactical US ETF
Statement of Operations
For the Six Months Ended April 30, 2026 (Unaudited)

Investment Income
Dividend income	$354,225
Interest income	1,021,947
Total investment income	1,376,172

Expenses
Investment Adviser fees	605,945
Total expenses	605,945
Net investment income	770,227

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investment securities	(5,226)
Purchased options	732,401
Written options	28,357
Futures contracts	3,663,809
Change in unrealized appreciation (depreciation) on:
Investment securities	3,462,010
Purchased options	(279,221)
Written options	120,424
Futures contracts	2,357,901
Net realized and change in unrealized gain on investments	10,080,455
Net increase in net assets resulting from operations	$10,850,682

See accompanying notes which are an integral part of these financial statements.

Hull Tactical US ETF
Statements of Changes in Net Assets

	For the Six	For the Year
	Months Ended	Ended October
	April 30, 2026	31, 2025
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$770,227	$1,637,096
Net realized gain on investment securities transactions, purchased options, written options and foreign currency translations	4,419,341	13,121,699
Net change in unrealized appreciation of investment securities, purchased options and written options	5,661,114	6,508,634
Net increase in net assets resulting from operations	10,850,682	21,267,429
Distributions to shareholders from Earnings	(15,036,067)	(10,877,406)

Capital Transactions:
Proceeds from shares sold	18,575,498	78,997,631
Amount paid for shares redeemed	(13,266,437)	(32,062,675)
Net increase in net assets resulting from capital transactions	5,309,061	46,934,956
Total Increase in Net Assets	1,123,676	57,324,979

Net Assets
Beginning of period	136,827,541	79,502,562
End of period	$137,951,217	$136,827,541

Share Transactions - Fund Class:
Shares sold	470,000	2,080,000
Shares redeemed	(340,000)	(770,000)
Net increase in shares	130,000	1,310,000

See accompanying notes which are an integral part of these financial statements.

Hull Tactical US ETF
Financial Highlights

(For a share outstanding during each period)

					For the
	For the Six				Eleven
	Months				Months
	Ended		For the Years Ended		Ended
	April 30,		October 31,		October 31,		For the Years Ended November 30,
	2026		2025	2024	2023(a)		2022	2021		2020
	(Unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$43.51		$43.33	$30.66	$30.77		$34.50	$29.12		$26.72
Investment operations:
Net investment income (loss)(b)	0.23		0.65	0.90	0.50		0.04	(0.01)		0.08
Net realized and unrealized gain (loss)	3.10		6.30	12.19	1.04	(c)	(0.97)	6.65		2.57
Total from investment operations	3.33		6.95	13.09	1.54		(0.93)	6.64		2.65
Less distributions to shareholders from:
Net investment income	(0.54)		(0.81)	(0.42)	(0.11)		—	—		(0.25)
Net realized gains	(4.18)		(5.96)	—	(1.54)		(2.80)	(1.26)		—
Total distributions	(4.72)		(6.77)	(0.42)	(1.65)		(2.80)	(1.26)		(0.25)
Net asset value, end of period	$42.12		$43.51	$43.33	$30.66		$30.77	$34.50		$29.12
Total Return(d)	8.24	% (e)	18.11%	42.99%	5.61	% (e)	(3.07)%	23.60%		9.99%
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$137,951		$136,828	$79,503	$31,425		$24,612	$27,596		$26,211
Ratio of net expenses to average net assets(f)	0.91	% (g)	0.91%	0.91%	0.91	% (g)	0.91%	0.96	% (h)	0.91%
Ratio of net investment income (loss) to average net assets(f)	1.16	% (g)	1.62%	2.26%	1.74	% (g)	0.12%	(0.03)%		0.31%
Portfolio turnover rate(i)	—	% (e)	71%	112%	46	% (e)	215%	393%		833%

(a)	The Fund changed its fiscal year to October 31.

(b)	Per share net investment income has been calculated using the average shares method.

(c)	The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for that period because the sales and repurchase of Fund shares in relation to fluctuating market value of the investments of the Fund.

(d)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(e)	Not annualized.

(f)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange-traded funds in which the Fund invests.

(g)	Annualized.

See accompanying notes which are an integral part of these financial statements.

Hull Tactical US ETF
Financial Highlights

(For a share outstanding during each period)

(h)	The expense ratio includes security sold short fees on securities sold short. Had this expense been excluded, the ratio would have been 0.91%.

(i)	Portfolio turnover rate is for the period indicated. Excludes effect of securities received or delivered from processing in-kind creations or redemptions.

See accompanying notes which are an integral part of these financial statements.

Hull Tactical US ETF
Notes to the Financial Statements
April 30, 2026 (Unaudited)

NOTE 1. ORGANIZATION

Hull Tactical US ETF (the “Fund”) was organized as a diversified series of Capitol Series Trust (the “Trust”) at a meeting of the Board of Trustees (the “Board”) held on March 6-7, 2023. The Trust is an open-end investment management company established under the laws of Ohio by an Agreement and Declaration of Trust dated September 18, 2023 (the “Trust Agreement”). The Trust Agreement permits the Board to issue an unlimited number of shares of beneficial interest of separate series. The Fund is one of a series of funds currently authorized by the Board. The Fund’s investment adviser is HTAA, LLC (the “Adviser”). The Fund’s investment objective is to seek long-term capital appreciation.

The Fund has adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Principal Executive Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Hull Tactical US ETF
Notes to the Financial Statements (continued)
April 30, 2026 (Unaudited)

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

The Fund recognizes tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous tax year end and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board). The Adviser has agreed to pay all regular and recurring expenses of the Fund under terms of the management agreement.

Security Transactions and Related Income – Throughout the reporting period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, security transactions are accounted for on trade date on the last business day of the reporting period. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis and includes the amortization of premium or accretion of discount based on the effective yield.

Dividends and Distributions – The Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing

Hull Tactical US ETF
Notes to the Financial Statements (continued)
April 30, 2026 (Unaudited)

of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund.

Counterparty Risk and Collateral — The Fund invests in exchange-traded derivatives, such as futures and exchange-traded options. Counterparty risk on these derivatives is minimal because the clearinghouse provides protection against counterparty defaults. For futures, the Fund is required to deposit collateral in the amount specified by the clearinghouse and the clearing firm (“margin requirement”), and the margin requirement must be maintained over the life of the contract. Collateral for exchange-traded derivatives may be in the form of cash or debt securities issued by the U.S. government or related agencies, although other securities may be used. Cash posted by the Fund, if any, is reflected as deposits at broker in the accompanying financial statements and generally is restricted from withdrawal by the Fund. Securities posted by the Fund, if any, are noted in the accompanying Schedule of Investments. Both forms of collateral remain in the Fund’s assets. Exchange-traded derivatives may only be closed out on the exchange or clearinghouse where the contracts were cleared. This ability is subject to the liquidity of underlying positions.

Futures Contracts — The Fund utilized futures contracts during the six months ended April 30, 2026 to seek the desired long or short exposure to the S&P 500® Index. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the futures contract. Under the Futures Agreement the Future Commission Merchant (“FCM”) generally has the right, in the event that the Fund defaults, to liquidate the Fund’s open positions and to use those proceeds and any related collateral posted by the Fund to satisfy the Fund’s obligations to the FCM. Such setup provisions are considered “one-sided” or “asymmetrical” in that, although the FCM has the corresponding right to offset its assets and liabilities with the FCM in the event of a default by FCM. A Futures Agreement with “one-sided” setoff provision does not meet the definition of an enforceable master netting (or similar) agreement in that the reporting entity has no right of set off.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves

Hull Tactical US ETF
Notes to the Financial Statements (continued)
April 30, 2026 (Unaudited)

the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction. The Fund invested in futures contracts during the six months ended April 30, 2026 that had equity risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Options Contracts — The Fund may purchase and sell put and call options. A call option gives a holder the right to purchase a specific security or an index at a specified price (“exercise price”) within a specified period of time. A put option gives a holder the right to sell a specific security or an index at a specified price within a specified period of time. The initial purchaser of a call option pays the “writer,” i.e., the party selling the option, a premium which is paid at the time of purchase and is retained by the writer whether or not such option is exercised. The Fund may purchase put options to hedge its portfolio against the risk of a decline in the market value of securities held and may purchase call options to hedge against an increase in the price of securities it is committed to purchase. The Fund may write put and call options along with a long position in options to increase its ability to hedge against a change in the market value of the securities it holds or is committed to purchase.

Options may relate to particular securities and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities themselves. Refer to the Fund’s Schedule of Investments for details regarding open option contracts as of April 30, 2026. The amount of realized gain (loss) on Purchased and Written Options is presented on the Statement of Operations as Net Realized Gain on Purchased and Written Options. The change in the net fair value of the Purchased and Written Options is included in the Statement of Operations as Net Change in Unrealized Appreciation (Depreciation) on Purchased and Written Options.

Derivative Transactions – The following tables identify the location and fair value of derivative instruments on the Statement of Assets and Liabilities as of April 30, 2026 and the effect of derivative instruments on the Statement of Operations for the six months ended April 30, 2026.

Hull Tactical US ETF
Notes to the Financial Statements (continued)
April 30, 2026 (Unaudited)

The following table summarizes the average ending monthly fair value of derivatives outstanding during the six months ended April 30, 2026:

Location of Derivatives on Statement of Assets and Liabilities

Derivatives	Asset Derivatives	Liability Derivatives	Fair Value
Equity Price Risk:
Purchased Options	Investments in securities at fair value		$17,100
Written Options		Written options, at fair value	(19,500)
Futures Contracts	Receivable for net variation margin on futures contracts		3,978

For the six months ended October 31, 2025:

	Location of Gain
	(Loss) on Derivatives
	on Statement of	Realized Gain on	Change in Unrealized Appreciation
Derivatives	Operations	Derivatives	(Depreciation) on Derivatives
Equity Price Risk:
Purchased Options	Net realized gain (loss) and change in unrealized appreciation (depreciation) on purchased options	$732,401	$(279,221)
Written Options	Net realized gain and change in unrealized appreciation (depreciation) on written options	28,357	120,424
Futures Contracts	Net realized gain and change in unrealized appreciation (depreciation) on futures contracts	3,663,809	2,357,901

Hull Tactical US ETF
Notes to the Financial Statements (continued)
April 30, 2026 (Unaudited)

The following table summarizes the average ending monthly fair value of derivatives outstanding during the six months ended April 30, 2026:

Average Ending Monthly
Derivatives	Fair Value
Purchased Options(a)	$43,464
Written Options(a)	(137,602)
Long Futures Contracts(b)	80,123,733
Short Futures Contracts(b)	(3,919,067)

(a)	Average based on the 4 months during the period that had activity.

(b)	Average based on the 6 months during the period that had activity.

The following table provides a summary of offsetting financial liabilities and derivatives and the effect of derivative instruments on the Statement of Assets and Liabilities as of April 30, 2026:

Gross Amounts Not Offset
in Statement of Assets and
Liabilities
Net Amounts
		Gross Amounts	of Liabilities
		Offset in	Presented in
	Gross Amounts	Statement of	Statement of
	of Recognized	Assets and	Assets and	Financial	Collateral		Net
	Liabilities	Liabilities	Liabilities	Instruments	Pledged		Amount
Written Options	$19,500	$—	$19,500	$(19,500)	$—		$—

Net Amounts
		Gross	of Assets
		Amounts Offset	Presented in
	Gross Amounts	in Statement	Statement of
	of Recognized	of Assets and	Assets and	Financial	Collateral		Net
	Assets	Liabilities	Liabilities	Instruments	Pledged		Amount
Variation Margin on Futures Contracts	$3,978	$—	$3,978	$—	$—	*	$—

*	Any over-collateralization of total financial instruments is not shown. Collateral amounts can be found in the Statement of Assets and Liabilities as Deposit at broker for futures contracts.

Hull Tactical US ETF
Notes to the Financial Statements (continued)
April 30, 2026 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open for business. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Hull Tactical US ETF
Notes to the Financial Statements (continued)
April 30, 2026 (Unaudited)

In computing the NAV of the Fund, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Board approved policies, the Fund relies on independent third-party pricing services to provide the current market value of securities. Those pricing services value equity securities, including exchange-traded funds, exchange-traded notes, closed-end funds and preferred stocks, traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by Nasdaq are valued at the Nasdaq Official Closing Price. If there is no reported sale on the principal exchange, equity securities are valued at the mean between the most recent quoted bid and asked price. When using market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Investments in open-end mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the pricing service of the funds and are generally categorized as Level 1 securities. Debt securities are valued using evaluated prices furnished by a pricing vendor selected by the Board and are generally classified as Level 2 securities.

Option contracts are generally traded on an exchange and are generally valued at the last quoted sales price. If there is no such reported sale on the valuation date, options will be valued at the mean between the last bid and ask priced on the valuation date. The option contracts will generally be categorized as Level 1 securities unless the market is considered inactive or the absence of a last bid or ask price, in which case, they will be categorized as Level 2 securities.

Futures contracts that the Fund invests in are valued at the settlement price established each day by the board of trade or exchange on which they are traded, and when the market is considered active, will generally be categorized as Level 1 securities.

In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser as “valuation designee” under the oversight of the Board. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Hull Tactical US ETF
Notes to the Financial Statements (continued)
April 30, 2026 (Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2026:

Assets		Valuation Inputs
	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$71,408,821	$—	$—	$71,408,821
U.S. Government & Agencies	—	24,942,543	—	24,942,543
Purchased Options	17,100	—	—	17,100
Futures (a)	2,325,406	—	—	2,325,406
Total	$73,751,327	$24,942,543	$—	$98,693,870

Liabilities
Written Options	$(19,500)	$—	$—	$(19,500)
Total	$(19,500)	$—	$—	$(19,500)

(a)	The amount shown represents the net unrealized appreciation of the futures contracts.

The Fund did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

The Adviser, under the terms of the investment advisory agreement with the Trust with respect to the Fund (the “Agreement”), manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.91% of the Fund’s average daily net assets. Pursuant to its Agreement, the Adviser is required to pay all other expenses of the Fund (other than taxes and governmental fees, brokerage fees, commissions and other transaction expenses, certain foreign custodial fees and expenses, costs of borrowing money, including interest expenses, and extraordinary expenses (such as litigation and indemnification expenses) so that total annual fund operating expenses remain at 0.91% of the Fund’s average daily net assets.

For the six months ended April 30, 2026, the Adviser earned a fee of $605,945 from the Fund. At April 30, 2026, the Fund owed the Adviser $74,415 relating to the Adviser fee.

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration and fund accounting services to the Fund. The Adviser pays Ultimus fees in accordance with the agreements for such services.

Hull Tactical US ETF
Notes to the Financial Statements (continued)
April 30, 2026 (Unaudited)

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Adviser, which are approved by the Board.

The Board supervises the business activities of the Trust. Each Trustee serves as a Trustee for the lifetime of the Trust or until the earlier of his or her required retirement as a Trustee at age 78 (which may be extended for up to two years in an emeritus capacity at the pleasure and request of the Board), or until he/she dies, resigns, or is removed, whichever is sooner. “Independent Trustees”, meaning those Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act, as amended, have each received an annual retainer of $2,000 per Fund and $500 per Fund for each quarterly Board meeting. The Trust also reimburses Trustees for out-of-pocket expense incurred in conjunction with attendance at Board meetings.

The officers of the Trust are employees of Ultimus. Northern Lights Distributors, LLC (the “Distributor”) acts as the principal distributor of the Fund’s shares. The Distributor is an affiliate of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the six months ended April 30, 2026, there were no purchases or sales of investment securities, other than short-term investments.

For the six months ended April 30, 2026, purchases and sales of in-kind transactions were $0 and $0, respectively.

For the six months ended April 30, 2026, the Fund incurred net realized gains of $0 on in-kind redemptions.

For the six months ended April 30, 2026, there were no purchases or sales of long-term U.S. government obligations.

NOTE 6. CAPITAL SHARES TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units”. Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant

Hull Tactical US ETF
Notes to the Financial Statements (continued)
April 30, 2026 (Unaudited)

and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. A fixed fee payable to the Custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge”, and together with the Fixed Fee, the “Transaction Fees”). For the six months ended April 30, 2026, the Fund received $9,000 and $0 in Fixed Fees and Variable Charges, respectively. The Transaction Fees for the Fund are listed in the table below:

Variable
Fixed Fee	Charge
$500	2.00%*

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

NOTE 7. FEDERAL TAX INFORMATION

At April 30, 2026, the net unrealized appreciation (depreciation) and tax cost of investments, other than futures contracts, for tax purposes were as follows:

Gross unrealized appreciation	$15,506,579
Gross unrealized depreciation	(322,501)
Net unrealized appreciation on investments	$15,184,078
Tax cost of investments	$81,164,886

The tax character of distributions paid for the fiscal year ended October 31, 2025, the Fund’s most recent fiscal year end, was as follows:

Distributions paid from:
Ordinary income(a)	$4,027,266
Long-term capital gains	6,850,140
Total distributions paid	$10,877,406

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

Hull Tactical US ETF
Notes to the Financial Statements (continued)
April 30, 2026 (Unaudited)

At October 31, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$6,482,280
Undistributed long-term capital gains	8,297,750
Unrealized appreciation on investments	10,864,727
Total accumulated earnings	$25,644,757

For Federal income tax purposes, the cost of securities owned at October 31, 2025, and the net realized gains or losses on securities sold for the period, were different from amounts reported for financial reporting purposes primarily due to wash sales, derivative mark to market and temporary differences, which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years.

NOTE 8. INDEMNIFICATIONS

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 9. UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Fund may invest a significant portion of its assets in shares of one or more investment companies, including ETFs. The Fund will incur additional indirect expenses (acquired fund fees and expenses) to the extent it invests in shares of other investment companies. As of April 30, 2026, the Fund had 51.77% of the value of its net assets invested in ETFs. The financial statements of these ETFs can be found at www.sec.gov.

NOTE 10. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

Additional Information (Unaudited)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

At a quarterly meeting of the Board of Trustees of Capitol Series Trust (the “Trust”) on December 2 and 3, 2025, the Trust’s Board of Trustees (the “Board”), including all of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), considered and approved the continuation of the Investment Advisory Agreement for an additional one-year period between the Trust and HTAA LLC d/b/a Hull Tactical (“Hull Tactical” or “Adviser”) (the “Investment Advisory Agreement”) with respect to the Hull Tactical US ETF (the “Fund”), a series of the Trust.

Prior to the meeting, the Trustees received and considered information from Hull Tactical and the Trust’s administrator designed to provide the Trustees with the information necessary to evaluate the terms of the proposed Investment Advisory Agreement. Such information included, but was not limited to: Hull Tactical’s response to counsel’s due diligence letter requesting information relevant to the approval of the Investment Advisory Agreement, the operating expenses of the Fund, the unitary fee contained in the Investment Advisory Agreement pursuant to which the operating expenses of the Fund would be limited to those fees paid by the Fund to Hull Tactical (subject to specific exclusions disclosed in the Fund’s prospectus), the profitability of the Fund to Hull Tactical, the overall financial condition of Hull Tactical, and peer group expense and performance data provided by Broadridge for comparative purposes (collectively, the “Support Materials”). At various times, the Trustees reviewed the Support Materials with Hull Tactical, with Trust management, and with counsel to the Independent Trustees. The Trustees noted the completeness of the Support Materials provided by Hull Tactical, which included both responses and materials provided in response to initial and supplemental due diligence requests. Representatives from Hull Tactical met with the Trustees and provided further information, including but not limited to: details of the services that Hull Tactical provides to the Fund and the management fee for those services; the business strategy for the Fund; the ownership and financial condition of the Adviser; Hull Tactical’s resources available to service the Fund, including compliance resources; other investment strategies managed by Hull Tactical; and the profitability of the Fund to Hull Tactical. This information formed the primary, but not exclusive, basis for the Board’s determinations.

Before voting to approve the continuation of the Investment Advisory Agreement, the Trustees reviewed the terms and the Investment Advisory Agreement and the Support Materials with Trust management and with counsel to the Independent Trustees. The Trustees also received a memorandum from counsel discussing the legal standards for their consideration of the Investment

Additional Information (Unaudited) (continued)

Advisory Agreement, which memorandum described the various factors that the U.S. Securities and Exchange Commission (“SEC”) and U.S. Courts over the years have suggested would be appropriate for trustee consideration in the advisory agreement approval process, including the factors outlined in the case of Gartenberg v. Merrill Lynch Asset Management Inc., 694 F.2d 923, 928 (2d Cir. 1982); cert. denied sub. nom. and Andre v. Merrill Lynch Ready Assets Trust, Inc., 461 U.S. 906 (1983).

In determining whether to approve the continuation of the Investment Advisory Agreement, the Trustees considered all factors they believed to be relevant with respect to the Fund, including the following: (1) the nature, extent, and quality of the services provided by Hull Tactical; (2) the cost of the services provided and the profits realized by Hull Tactical from services rendered to the Trust with respect to the Fund; (3) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (4) the extent to which economies of scale may be realized as the Fund grows and whether the advisory fee for the Fund reflects these economies of scale for the Fund’s benefit; and (5) other financial benefits to Hull Tactical resulting from services rendered to the Fund. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling.

Together with the Support Materials, and after having received and reviewed investment performance, compliance, operating, and distribution reports of the Fund on a quarterly basis since the Fund’s inception, and noting additional discussions with representatives of Hull Tactical that had occurred at various times, the Trustees determined that they had all of the information they deemed reasonably necessary to make an informed decision concerning the approval of the continuation of the Investment Advisory Agreement. The Trustees discussed the facts and factors relevant to the approval of the Investment Advisory Agreement, which incorporated and reflected their knowledge of the services that Hull Tactical provides to the Fund. Based upon discussions with Hull Tactical and the Support Materials provided, the Board concluded that the overall arrangements between the Trust and Hull Tactical as set forth in the Investment Advisory Agreement are fair and reasonable in light of the services that Hull Tactical performs, the investment advisory fees that the Fund pays, and such other matters as the Trustees considered relevant in the exercise of their reasonable business judgment. The material factors and conclusions that formed the basis of the Trustees’ determination to approve the continuation of the Investment Advisory Agreement for an additional one-year period are summarized below.

Nature, Extent and Quality of Services Provided. The Trustees considered the scope of services that Hull Tactical provides under the Investment Advisory Agreement, noting that such services include but are not limited to the following: (1) investing the Fund’s assets consistent with the Fund’s investment objective and investment policies; (2) determining the portfolio securities to be purchased, sold or otherwise disposed of and the timing of such transactions; (3) voting all proxies with respect to the Fund’s portfolio securities; (4) maintaining the required books and records for transactions that Hull Tactical effects on behalf of the Fund; (5) selecting broker-dealers to execute orders on behalf of the Fund; (6) performing compliance services on behalf of the Fund; and (7) engaging in marketing activities. The Trustees noted no changes to the services that Hull Tactical provides to the Fund under the terms of the Investment Advisory Agreement. The Trustees considered Hull Tactical’s capitalization and its assets under management. The Trustees further considered the investment philosophy and investment industry experience of the portfolio managers and noted the proprietary software and research algorithm developed by Hull Tactical and utilized to manage

Additional Information (Unaudited) (continued)

the Fund’s portfolio in accordance with its investment strategy. The Trustees also noted the Fund’s performance compared to its benchmark index, the S&P 500 Index, including the fact that the Fund had outperformed its benchmark index for the three- and five-year periods, but had underperformed compared to its benchmark index for the one- and ten-year and since inception periods ended September 30, 2025. The Trustees also considered the Fund’s performance compared to the Equity Hedged Morningstar category and the custom peer group prepared by Broadridge, which was a subset of the Morningstar category with filters applied for actively managed ETFs and inclusion of single funds. The Trustees noted that the Fund outperformed the median of the Morningstar category and the custom peer group for the one-, three-, five- and ten-year and since inceptions periods ended September 30, 2025. The Trustees further noted that the Fund is rated five stars by Morningstar. Based upon the foregoing, the Trustees concluded that they are satisfied with the nature, extent, and quality of services that Hull Tactical provides to the Fund under the Investment Advisory Agreement.

Cost of Advisory Services and Profitability. The Trustees considered the annual management fee that the Fund pays to Hull Tactical under the Investment Advisory Agreement, as well as Hull Tactical’s profitability from the services that it renders to the Fund, noting that said services were slightly profitable during the last fiscal year ended October 31, 2025. They further noted Hull Tactical’s obligation under the Fund’s unitary fee structure to pay for most of the non-advisory operating expenses, and reviewed the financial condition and fiscal health of Hull Tactical as it relates to the firm’s ability to provide contractually required services to the Fund, including paying for such operational services. In evaluating the Adviser’s financial condition as it relates to its ability to provide such services and pay such expenses, the Trustees took into account the financial commitment of Hull Tactical and its parent company, as well as the personal guarantee of Mr. Blair Hull. The Trustees noted that, while a Rule 12b-1 Distribution Plan had been approved on behalf of the Fund, no fees were currently being charged under the plan and Hull Tactical has expressed no intention to begin charging such fees in the future. The Trustees also considered Hull Tactical’s commitment with respect to the Fund and the growth of assets over time.

Comparative Fee and Expense Data. The Trustees considered the unitary management fee of the Fund, and noted that the management fee was higher than the average and median of the Morningstar category and the custom peer group. The Trustees then noted that the Fund’s gross and net total expense ratios were higher than the median and average gross and net total expense ratios reported for both the Morningstar category and the custom peer group. They further considered the fees paid by Hull Tactical’s separately managed accounts and sub-advisory relationships to other accounts with similar investment objectives and strategies to that of the Fund, noting the differences in the services provided to these accounts compared to the services provided to the Fund. In particular, they noted that Hull Tactical has additional responsibilities with respect to the Fund, including compliance, reporting and operational responsibilities. While recognizing that it is difficult to compare advisory fees because the scope of advisory services provided may vary from one investment adviser to another, or from one investment product to another, the Trustees concluded that Hull Tactical’s management fee continues to be reasonable.

Economies of Scale. The Trustees considered whether the Fund may benefit from any economies of scale but did not find that any material economies exist at this time. The Trustees also noted Hull Tactical’s view that due to the Fund’s net asset total and the profit Hull Tactical derives from the Fund, fee breakpoints are not necessary or appropriate at this time.

Additional Information (Unaudited) (continued)

Other Benefits. The Trustees noted that Hull Tactical had confirmed that there were no economic or other benefits to the Adviser associated with the selection or use of any particular ETF providers for the Fund’s portfolio. The Trustees concluded that all things considered, Hull Tactical does not receive material additional financial benefits from services rendered to the Fund.

Other Considerations. The Trustees also considered potential conflicts of interest for Hull Tactical. Based on the assurances from representatives of Hull Tactical, the Trustees concluded that no conflict of interest currently exists that could adversely impact the Fund.

Conclusions. Based upon the presentation of Hull Tactical to the Board and the Support Materials considered in connection with the approval of the continuation of the Investment Advisory Agreement for an additional one-year period, the Board concluded that the overall arrangements between the Trust and Hull Tactical, as set forth in the Investment Advisory Agreement, are fair and reasonable in light of the services to be performed, the fees paid and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)(1) Not Applicable – disclosed with annual report.

(a)(2) Not Applicable

(a)(3) Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(4) Not Applicable

(a)(5) Not Applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Capitol Series Trust

By (Signature and Title)	/s/ Matthew J. Miller
Matthew J. Miller, Principal Executive Officer

Date	7/02/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Matthew J. Miller
Matthew J. Miller, Principal Executive Officer

Date	7/02/2026

By (Signature and Title)	/s/ Zachary P. Richmond
Zachary P. Richmond, Principal Financial Officer

Date	7/02/2026